COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 23, 2022, the underwriters elected to fully exercise the over-allotment option purchasing 3,750,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,000,000 in the aggregate at the closing of the IPO. The underwriters have agreed to defer the cash underwriting discount of $0.20 per share related to the over-allotment to be paid upon the closing of the Business Combination ($750,000 in the aggregate). In addition, the underwriters were originally entitled to a deferred underwriting commissions of $0.35 per unit, or $10,062,500 from the closing of the IPO. The total deferred fee was $10,812,500 consisting of the $10,062,500 deferred portion and the $750,000 cash discount agreed to be deferred until Business Combination. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 28, 2023, the underwriters agreed to waive their entitlement to the deferred underwriting commissions of $10,812,500 in accordance with the Underwriting Agreement. As a result, $10,812,500 was recorded to additional paid-in capital in relation to the waiver of the deferred underwriting discount in the accompanying condensed consolidated financial statements.

Non-Redemption Agreements

The Original Sponsor entered into Non-Redemption Agreements with various shareholders of the Company (the “Non-Redeeming Shareholders”), pursuant to which these shareholders agreed not to redeem a portion of their Class A ordinary shares (the “Non-Redeemed Shares”) solely in connection with the 2023 Extension Meeting, but such shareholders retained their right to require the Company to redeem such Non-Redeemed Shares in connection with the closing of the Business Combination. The Original Sponsor agreed to transfer to such Non-Redeeming Shareholders an aggregate of 750,000 the Founder Shares held by the Original Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such 750,000 Founder Shares transferrable to the Non-Redeeming Shareholders pursuant to the Non-Redemption Agreement to be $118,298 or approximately $0.15 per share. The fair value was determined using the probability of a successful Business Combination of 5%, a volatility of 1.6%, a discount for lack or marketability of 4.14%, and the average value per shares as of the valuation date of $10.51 derived from an option pricing model for publicly traded warrants. Each Non-Redeeming Shareholder acquired from the Original Sponsor an indirect economic interest in such Founder Shares. The excess of the fair value of such Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Original Sponsor to induce these Non-Redeeming Shareholders not to redeem the Non-Redeemed Shares, with a corresponding charge to additional paid-in capital to recognize the fair value of the Founder Shares subject to transfer as an offering cost.

Purchase Agreement

On July 14, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with the New Sponsor and the Original Sponsor, pursuant to which the New Sponsor purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 private placement warrants, free and clear of all liens and encumbrances (other than those contained in the Letter Agreement, dated February 22, 2022, by and among the Company, its officers, directors and the Original Sponsor, and the Underwriting Agreement), for an aggregate purchase price of $1.00 payable at the time of the initial Business Combination. On August 18, 2023, the parties to the Purchase Agreement closed the transactions contemplated thereby.

Contingent Agreement

On April 13, 2023, the Company engaged CCM to act as its capital markets advisor in connection with seeking an extension for completing a Business Combination. The Company will pay CCM the sum of (i) $300,000 plus (ii) 50,000 Class A ordinary shares of the Company which is payable at the close of Business Combination. On July 13, 2023, the Company amended the agreement with CCM. As a result of the amendment, the Company will pay CCM 80,000 Class A ordinary shares of the Company, which is payable at the close of a Business Combination. The fair value of the equity shares at the grant date which will be determined upon the consummation of a Business Combination.

Merger Agreement

On December 26, 2023, the Company entered into the Merger Agreement with Merger Sub, the Sponsor, Visiox, and Ryan Bleeks, in the capacity as the seller representative. Pursuant to the Merger Agreement, among other things, the parties will effect the merger of Merger Sub with and into Visiox, with Visiox continuing as the surviving entity (the “Merger”), as a result of which all of the issued and outstanding capital stock of Visiox shall be exchanged for shares of common stock, par value $0.0001 per share, of PowerUp (the “Share Exchange”) subject to the conditions set forth in the Merger Agreement, with Visiox surviving the Share Exchange as a wholly owned subsidiary of PowerUp.

Prior to the Closing Date, and subject to the satisfaction or waiver of the conditions of the Merger Agreement, PowerUp will migrate out of the Cayman Islands and domesticate (the “Domestication”) as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act. In connection with the Domestication, each issued and outstanding pre-Domestication preferred share, each issued and outstanding pre-Domestication Class A ordinary share, each issued and outstanding pre-Domestication Class B ordinary share, each issued and outstanding pre-Domestication private warrant, each issued and outstanding pre-Domestication public warrant, and each issued and outstanding pre-Domestication unit shall automatically convert, one a one-for-one basis, into one share of Company Preferred Stock, one share of Company Class A Common Stock, one share of Company Class B Common Stock, one Company Private Warrant, one Company Public Warrant, and one Company Public Unit, respectively. Immediately following the Domestication, (i) each share of Company Class B Common Stock shall convert automatically, on a one-for-one basis, into one share of Company Class A Common Stock, (ii) the Company Class A Common Stock will be reclassified as Company Common Stock, and (iii) each Company Public Unit will be separated into shares of Company Common Stock and Company Public Warrants.

Merger Consideration

As consideration for the Merger, the holders of Visiox’s securities collectively shall be entitled to receive from the Company, in the aggregate, a number of shares of Company Common Stock with an aggregate value equal to the Merger Consideration. Under the Merger Agreement, “Merger Consideration” means (a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.

In addition, holders of Visiox’s securities and the Sponsor shall also have the contingent right to receive from the Company, in the aggregate, an additional 6,000,000 shares of Company Common Stock as follows:

(a)	In the event the first commercial sale of Omlonti (omidenepag isopropyl ophthalmic solution) 0.002% occurs within twelve (12) months of the Closing Date, then, subject to the terms and conditions of the Merger Agreement, the Company shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “Launch Earnout Share Payment”).

(b)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the Launch Earnout Share Payment (the “$12.50 Earnout Eligibility Date”), in the event that the VWAP of the Company Common Stock equals or exceeds $12.50 per share (the “First Share Price Target”) for 20 out of any 30 consecutive Trading Days during the period beginning on the Closing Date and ending on the 36-month anniversary of the Closing Date (such period the “Earnout Period”), and subject to the terms and conditions of the Merger Agreement, the Company shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$12.50 Earnout Share Payment”).

In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period.

(c)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the $12.50 Earnout Share Payment (the “$15.00 Earnout Eligibility Date”), in the event that the VWAP of the Company Common Stock equals or exceeds $15.00 per share (the “Second Share Price Target”) for 20 out of any 30 consecutive Trading Days during Earnout Period, and subject to the terms and conditions of the Merger Agreement, the Company shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$15.00 Earnout Share Payment”).

In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.

Loan and Transfer Agreement

On December 21, 2023 the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and SSVK Associates, LLC (the “Lender”), pursuant to which the Lender loaned an aggregate of $250,000 to the Sponsor and the Sponsor loaned $250,000 to the Company. On January 9, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Apogee Pharma Inc. (“Apogee”), pursuant to which the Apogee loaned an aggregate of $50,000 to the Sponsor and the Sponsor loaned $50,000 to the Company. On January 10, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Jinal Sheth as lender, pursuant to which the lender loaned an aggregate of $150,000 to the Sponsor and the Sponsor loaned $150,000 to the Company.

As of March 31, 2024 and December 31, 2023, there was $419,875 and $155,848 in borrowings under the agreement, respectively.

The Company analyzed its Loan and Transfer Agreements under ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and concluded that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is not necessary under ASC 815-15-25-7 through 25-10. As a result, all debt proceeds received from Lender have been recorded using the relative fair value method of accounting under ASC 470 “Debt”. As of March 31, 2024, the Sponsor received an aggregate of $419,875 under the Loan and Transfer Agreement of which $419,875 was funded to the Company. The amounts received under the Loan and Transfer Agreement were recorded as a Loan and Transfer Liability on the accompanying condensed consolidated balance sheets. The debt discount is being amortized to interest expense as a non-cash charge over the term of the loan and transfer liability, in which is generally the Company’s expected Business Combination date at the time of each draw. During the three months ended March 31, 2024, the Company recorded $183,310 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount as of March 31, 2024 amounted to $202,643.

Pursuant to ASC 470, the Company recorded the fair value of the loan and transfer liability on the condensed consolidated balance sheets using the relative fair value method and the related amortization of the debt discount on its condensed consolidated statements of operations. The initial fair value of the subscription liability at issuance was estimated using a Black Scholes and Probability Weighted Expected Return Model.

In connection with the execution of the Merger Agreement, on December 21, 2023, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and SSVK Associates, LLC (the “Lender”), pursuant to which the Lender loaned an aggregate of $250,000 (the “Funded Amount”) to the Sponsor (the “Sponsor Loan”) and the Sponsor loaned $250,000 to the Company (the “SPAC Loan”). The Sponsor Loan accrues interest at 8% per annum and the SPAC Loan does not accrue interest. The Company is not responsible for the payment of any interest on the Sponsor Loan and is only required to repay the principal amount of the SPAC Loan upon the completion of the Company’s initial business combination. The Funded Amount, together with all accrued and unpaid interest thereon, shall be repaid by the Sponsor within five days of the closing of the Company’s initial business combination, at the option of the Lender, in either (a) cash; or (b) Class A ordinary shares of the Company held by the Sponsor, at the rate of one (1) Class A ordinary share for each $10.00 of converted principal and interest. As additional consideration for the Lender making the Sponsor Loan available to the Sponsor, the Sponsor agreed to transfer one (1) Class A ordinary share of the Company to the Lender for each $1.00 multiple of the Funded Amount, which included the registration rights previously provided by the Company to the Sponsor.

In connection with the execution of the Merger Agreement, on January 9, 2024, the Company entered into Loan and Transfer Agreements between the Company, the Sponsor, and Apogee Pharma Inc. (“Apogee”), pursuant to which the Apogee loaned an aggregate of $50,000 to the Sponsor and the Sponsor loaned $50,000 to the Company. The Sponsor Loan accrues interest at 8% per annum and the SPAC Loan does not accrue interest. The Company is not responsible for the payment of any interest on the Sponsor Loan and is only required to repay the principal amount of the SPAC Loan upon the completion of the Company’s initial business combination. The Funded Amount, together with all accrued and unpaid interest thereon, shall be repaid by the Sponsor within five days of the closing of the Company’s initial business combination, at the option of the Lender, in either (a) cash; or (b) Class A ordinary shares of the Company held by the Sponsor, at the rate of one (1) Class A ordinary share for each $10.00 of converted principal and interest. As additional consideration for the Lender making the Sponsor Loan available to the Sponsor, the Sponsor agreed to transfer one (1) Class A ordinary share of the Company to the Lender for each $1.00 multiple of the Funded Amount, which included the registration rights previously provided by the Company to the Sponsor.

In connection with the execution of the Merger Agreement, on January 10, 2024, the Company entered into Loan and Transfer Agreements between the Company, the Sponsor, and Jinal Sheth (“Sheth”), pursuant to which the Sheth loaned an aggregate of $150,000 to the Sponsor and the Sponsor loaned $150,000 to the Company. The Sponsor Loan accrues interest at 8% per annum and the SPAC Loan does not accrue interest. The Company is not responsible for the payment of any interest on the Sponsor Loan and is only required to repay the principal amount of the SPAC Loan upon the completion of the Company’s initial business combination. The Funded Amount, together with all accrued and unpaid interest thereon, shall be repaid by the Sponsor within five days of the closing of the Company’s initial business combination, at the option of the Lender, in either (a) cash; or (b) Class A ordinary shares of the Company held by the Sponsor, at the rate of one (1) Class A ordinary share for each $10.00 of converted principal and interest. As additional consideration for the Lender making the Sponsor Loan available to the Sponsor, the Sponsor agreed to transfer one (1) Class A ordinary share of the Company to the Lender for each $1.00 multiple of the Funded Amount, which included the registration rights previously provided by the Company to the Sponsor.

Convertible Promissory Note

On December 1, 2023, Visiox issued Sponsor a secured convertible promissory note (“Visiox Convertible Note”) in the principal amount of up to $2,000,000. The Visiox Convertible Note accrues simple interest at a rate of 15% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. All then outstanding principal, together with any then unpaid and accrued interest and other amount payable under the Visiox Convertible Note shall be due and payable at the earlier of (i) when requested in writing by the Sponsor on or after November 30, 2024 (the “Maturity Date”) or (ii) when, upon the occurrence and during the continuance of an Event of Default, such amounts become due and payable in accordance with the terms of the Visiox Convertible Note. The Visiox Convertible Note may not be prepaid without the consent of the Sponsor.

Advisory Services Agreement

The Company shall (a) on behalf Visiox, pay $2.0 million to the Sponsor for advisory services (the “Advisory Fee”) and (b) on behalf of the Company, issue the Sponsor 2,000,000 shares of the Company’s post-closing common stock as partial consideration for the Sponsor entering into the Visiox Convertible Note; and (c) issue the Sponsor up to 1,000,000 shares of the Company’s post-closing common stock as partial consideration for the Sponsor entering into Working Capital Loans, such exact number to be the actual dollar amount of principal loaned, which totaled $450,000 as of March 31, 2024.

Subscription Agreement

On March 5, 2024, the Company entered into Subscription Agreements with four investors who agreed to contribute to the Sponsor an aggregate of $1,000,000 to support the Company’s de-SPAC transaction. The Company has certain obligations under Subscription Agreements, including to issue shares of its Class A ordinary shares to the investors in connection with the de-SPAC transaction and to pay or cause to be repaid the contributions of the investors. For the three months ended March 31, 2024, the Company recorded $1,786,236 as liability, $213,764 as additional paid-in capital and $2,000,000 subscription agreement expense at inception of the agreement.

The Company analyzed its Subscription Agreement under ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and concluded that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is not necessary under ASC 815-15-25-7 through 25-10. As a result, all debt proceeds received from Lender have been recorded using the relative fair value method of accounting under ASC 470 “Debt”. Pursuant to ASC 470, the Company recorded the fair value of the subscription liability on the condensed consolidated balance sheets using the relative fair value method. The initial fair value of the subscription liability at issuance was estimated using a Black Scholes and Probability Weighted Expected Return Model.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 23, 2022, the underwriters elected to fully exercise the over-allotment option purchasing 3,750,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,000,000 in the aggregate at the closing of the IPO. The underwriters have agreed to defer the cash underwriting discount of $0.20 per share related to the over-allotment to be paid upon the closing of the Business Combination ($750,000 in the aggregate). In addition, the underwriters were originally entitled to a deferred underwriting commissions of $0.35 per unit, or $10,062,500 from the closing of the IPO. The total deferred fee was $10,812,500 consisting of the $10,062,500 deferred portion and the $750,000 cash discount agreed to be deferred until Business Combination. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 28, 2023, the underwriters agreed to waive their entitlement to the deferred underwriting commissions of $10,812,500 in accordance with the Underwriting Agreement. As a result, $10,812,500 was recorded to additional paid-in capital in relation to the waiver of the deferred underwriting discount in the accompanying consolidated financial statements.

Non-Redemption Agreement

The Original Sponsor entered into Non-Redemption Agreements with various shareholders of the Company (the “Non-Redeeming Shareholders”), pursuant to which these shareholders agreed not to redeem a portion of their shares of Company ordinary shares (the “Non-Redeemed Shares”) solely in connection with the extraordinary general meeting of shareholders held on May 18, 2023, but such shareholders retained their right to require the Company to redeem such Non-Redeemed Shares in connection with the closing of the Business Combination. The Original Sponsor agreed to transfer to such Non-Redeeming Shareholders an aggregate of 750,000 the Founder Shares held by the Original Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such 750,000 Founder Shares transferrable to the Non-Redeeming Shareholders pursuant to the Non-Redemption Agreement to be $118,298 or approximately $0.15 per share. The fair value was determined using the probability of a successful Business Combination of 5%, a volatility of 1.6%, a discount for lack or marketability of 4.14%, and the average value per shares as of the valuation date of $10.51 derived from an option pricing model for publicly traded warrants. Each Non-Redeeming Shareholder acquired from the Original Sponsor an indirect economic interest in such Founder Shares. The excess of the fair value of such Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Original Sponsor to induce these Non-Redeeming Shareholders not to redeem the Non-Redeemed Shares, with a corresponding charge to additional paid-in capital to recognize the fair value of the Founder Shares subject to transfer as an offering cost.

Purchase Agreement

On July 14, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with SRIRAMA Associates, LLC, a Delaware limited liability company (the “New Sponsor”) and PowerUp Sponsor LLC (the “Original Sponsor”), pursuant to which the New Sponsor purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 private placement warrants, free and clear of all liens and encumbrances (other than those contained in the Letter Agreement, dated February 22, 2022, by and among the Company, its officers, directors and the Original Sponsor, and the Underwriting Agreement, dated February 17, 2022, by and between SPAC and Citigroup Global Markets Inc., as representative of the several underwriters (the “Underwriting Agreement”)), for an aggregate purchase price of $1.00 payable at the time of the initial Business Combination. On August 18, 2023, the parties to the Purchase Agreement closed the transactions contemplated thereby.

Contingent Agreement

On April 13, 2023, the Company engaged J.V.B. Financial Group, LLC, acting through its Cohen & Company Markets division (“CCM”) to act as its capital markets advisor in connection with seeking an extension for completing a Business Combination. The Company will pay CCM the sum of (i) $300,000 plus (ii) 50,000 Class A ordinary shares of the Company which is payable at the close of Business Combination. On July 13, 2023, the Company amended the agreement with CCM. As a result of the amendment, the Company will pay CCM 80,000 Class A ordinary shares of the Company, which is payable at the close of a Business Combination. The fair value of the equity shares at the grant date which will be determined upon the consummation of a Business Combination.

Merger Agreement

On December 26, 2023, the Company entered into an Agreement and Plan of Merger by and among PowerUp, PowerUp Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), Visiox Pharmaceuticals, Inc., a Delaware corporation (“Visiox”), and Ryan Bleeks, in the capacity as the seller representative (as may be amended and/or restated from time to time, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, the parties will effect the merger of Merger Sub with and into Visiox, with Visiox continuing as the surviving entity (the “Merger”), as a result of which all of the issued and outstanding capital stock of Visiox shall be exchanged for shares of common stock, par value $0.0001 per share, of PowerUp (the “Share Exchange”) subject to the conditions set forth in the Merger Agreement, with Visiox surviving the Share Exchange as a wholly owned subsidiary of PowerUp.

Prior to the Closing Date, and subject to the satisfaction or waiver of the conditions of the Merger Agreement, PowerUp will migrate out of the Cayman Islands and domesticate (the “Domestication”) as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act. In connection with the Domestication, each issued and outstanding pre-Domestication preferred share, each issued and outstanding pre-Domestication Class A ordinary share, each issued and outstanding pre-Domestication Class B ordinary share, each issued and outstanding pre-Domestication private warrant, each issued and outstanding pre-Domestication public warrant, and each issued and outstanding pre-Domestication unit shall automatically convert, one a one-for-one basis, into one share of Company Preferred Stock, one share of Company Class A Common Stock, one share of Company Class B Common Stock, one Company Private Warrant, one Company Public Warrant, and one Company Public Unit, respectively. Immediately following the Domestication, (i) each share of Company Class B Common Stock shall convert automatically, on a one-for-one basis, into one share of Company Class A Common Stock, (ii) the Company Class A Common Stock will be reclassified as Company Common Stock, and (iii) each Company Public Unit will be separated into shares of Company Common Stock and Company Public Warrants.

Merger Consideration

As consideration for the Merger, the holders of Visiox’s securities collectively shall be entitled to receive from the Company, in the aggregate, a number of shares of Company Common Stock with an aggregate value equal to the Merger Consideration. Under the Merger Agreement, “Merger Consideration” means (a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.

In addition, holders of Visiox’s securities and the Sponsor shall also have the contingent right to receive from the Company, in the aggregate, an additional 6,000,000 shares of Company Common Stock as follows:

(a)	In the event the first commercial sale of Omlonti (omidenepag isopropyl ophthalmic solution) 0.002% occurs within twelve (12) months of the Closing Date, then, subject to the terms and conditions of the Merger Agreement, the Company shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “Launch Earnout Share Payment”).

(b)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the Launch Earnout Share Payment (the “$12.50 Earnout Eligibility Date”), in the event that the VWAP of the Company Common Stock equals or exceeds $12.50 per share (the “First Share Price Target”) for 20 out of any 30 consecutive Trading Days during the period beginning on the Closing Date and ending on the 36-month anniversary of the Closing Date (such period the “Earnout Period”), and subject to the terms and conditions of the Merger Agreement, the Company shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$12.50 Earnout Share Payment”).

In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period.

(c)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the $12.50 Earnout Share Payment (the “$15.00 Earnout Eligibility Date”), in the event that the VWAP of the Company Common Stock equals or exceeds $15.00 per share (the “Second Share Price Target”) for 20 out of any 30 consecutive Trading Days during Earnout Period, and subject to the terms and conditions of the Merger Agreement, the Company shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$15.00 Earnout Share Payment”).

In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.

Loan and Transfer Agreement

In connection with the execution of the Merger Agreement, on December 21, 2023, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and SSVK Associates, LLC (the “Lender”), pursuant to which the Lender loaned an aggregate of $250,000 (the “Funded Amount”) to the Sponsor (the “Sponsor Loan”) and the Sponsor loaned $250,000 to the Company (the “SPAC Loan”). The Sponsor Loan accrues interest at 8% per annum and the SPAC Loan does not accrue interest. The Company is not responsible for the payment of any interest on the Sponsor Loan and is only required to repay the principal amount of the SPAC Loan upon the completion of the Company’s initial business combination. The Funded Amount, together with all accrued and unpaid interest thereon, shall be repaid by the Sponsor within five days of the closing of the Company’s initial business combination, at the option of the Lender, in either (a) cash; or (b) Class A ordinary shares of the Company held by the Sponsor, at the rate of one (1) Class A ordinary share for each $10.00 of converted principal and interest. As additional consideration for the Lender making the Sponsor Loan available to the Sponsor, the Sponsor agreed to transfer one (1) Class A ordinary share of the Company to the Lender for each $1.00 multiple of the Funded Amount, which included the registration rights previously provided by the Company to the Sponsor.

Convertible Promissory Note

On December 1, 2023, Visiox issued Sponsor a secured convertible promissory note (“Visiox Convertible Note”) in the principal amount of up to $2,000,000. The Visiox Convertible Note accrues simple interest at a rate of 15% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. All then outstanding principal, together with any then unpaid and accrued interest and other amount payable under the Visiox Convertible Note shall be due and payable at the earlier of (i) when requested in writing by the Sponsor on or after November 30, 2024 (the “Maturity Date”) or (ii) when, upon the occurrence and during the continuance of an Event of Default, such amounts become due and payable in accordance with the terms of the Visiox Convertible Note. The Visiox Convertible Note may not be prepaid without the consent of the Sponsor.

Advisory Services Agreement

The Company shall (a) on behalf Visiox, pay $2.0 million to the Sponsor for advisory services (the “Advisory Fee”) and (b) on behalf of the Company, issue the Sponsor 2,000,000 shares of Company Common Stock as partial consideration for the Sponsor entering into the Company Convertible Notes; and (c) issue the Sponsor up to 1,000,000 shares of Company Common Stock as partial consideration for the Sponsor entering into Working Capital Loans, such exact number to be the actual dollar amount of principal loaned.

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Legal

Periodically, the Company reviews the status of any significant matters that exist and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. As of March 31, 2024 the Company had no pending claims or litigation that are expected to materially affect the Company’s results going forward.

License Agreement

The Company is party to license agreements, which include contingent payments. These payments will become payable if and when certain development, regulatory and commercial milestones are achieved. As well as Company related transactions such as private or public debt or equity financings are achieved. As of March 31, 2024, the satisfaction and timing of the contingent payments is uncertain and not reasonably estimable. See Note 4, “License Agreement”.

5. COMMITMENTS AND CONTINGENCIES

Legal

Periodically, the Company reviews the status of any significant matters that exist and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. As of December 31, 2023 the Company had no pending claims or litigation that are expected to materially affect the Company’s results going forward.

License Agreement

The Company is party to license agreements, which include contingent payments. These payments will become payable if and when certain development, regulatory and commercial milestones are achieved. As well as Company related transactions such as private or public debt or equity financings are achieved. As of December 31, 2023, the satisfaction and timing of the contingent payments is uncertain and not reasonably estimable. See Note 4, “Licensing Agreements”.